Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 19 – Subsequent Events

The Company evaluated all events and transactions that occurred after June 30, 2022 up through December 8, 2022, the date the Company issued these unaudited interim condensed consolidated financial statements.

On September 9, 2022, the Company effected the 1-for-5 Share Consolidation of its ordinary shares pursuant to the Company’s second amended and restated memorandum and articles of association. The Company has retroactively restated all share and per share data for all of the periods presented pursuant to ASC 260 to reflect the Share Consolidation.

On September 29, 2022, the Company has entered into a Securities Purchase Agreement (the “Agreement 1”) with a purchaser. Pursuant to the Agreement 1, the Company agreed to sell to this purchaser 500,000 shares of common stock for a consideration of $277,500. On September 29, 2022, the Company issued 500,000 shares to this purchaser.

On October 8, 2022, the Company has entered into a Securities Purchase Agreement (the “Agreement 2”) with a purchaser. Pursuant to the Agreement 2, the Company agreed to sell to this purchaser 500,000 shares of common stock for a consideration of $287,500. On October 8, 2022, the Company issued 500,000 shares to this purchaser.

On August, September, and October 2022, the Company had early terminated various office leases located in Beijing and Guiyang, resulted in reduction of right of use asset and lease liabilities of approximately $0.1 million.

On November 9, 2022, the Company has entered into a Securities Purchase Agreement (the “Agreement 3”) with a purchaser. Pursuant to the Agreement 3, the Company agreed to sell to this purchaser 500,000 shares of common stock for a consideration of $202,500. On November 9, 2022, the Company issued 500,000 shares to this purchaser.

In November 2022, the Company has executed a convertible note purchase agreement (the “Purchase Agreements”) with an investor under which the investor may subscribe at eighty percentage of the face value up to approximately $12.5 million in aggregate principal amount of the Company’s two-year convertible notes (the “Notes”). Closing of the issuance of the Notes is expected to be before December 31, 2022 and is subject to the increase in the Company’s authorized share capital and customary closing conditions. The Company expects to use the proceeds from issuance of the Notes for general corporate and working capital purposes and potential acquisition or investment.